Leasehold commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leasehold Commitments [Line Items]
2014	$ 2,236
2015	1,991
2016	1,676
2017	1,585
2018	1,621
Thereafter	15,798
Total minimum payments (1)	$ 24,907	[1]

[1]	Minimum payments have not been reduced by minimum sublease rentals of $2,644 thousand due in the future under non-cancelable subleases.